Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Currencies

The Company’s cash and cash equivalent balance at June 30, 2020 and December 31, 2019 is denominated in the following currencies:

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

US Dollars	26,519	32,675
New Israeli Shekels	3,079	3,318
Euro	1,658	707
Other currencies	1,213	1,347

	32,469	38,047

Schedule of Inventories

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Components	17,424	13,822
Work in process	5,906	6,019
Finished products (including systems at customer locations not yet sold)	9,499	6,753

	32,829	26,594

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Current assets	29,537	23,803
Long-term assets	3,292	2,791

	32,829	26,594

Other Current Assets

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Due from Government institutions	1,601	955
Interest receivable	633	348
Prepaid expenses	553	476
Income tax receivables	418	846
Deposits for operating leases	184	149
Due from related parties	55	75
Other	79	60

	3,523	2,909

Schedule of Property, Plant and Equipment, Net

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Land	863	863
Building	14,258	14,253
Machinery and equipment	9,575	8,416
Office furniture and equipment	686	625
Computer equipment and software	4,987	4,652
Automobiles	87	87
Leasehold improvements	542	546
Right of use assets	2,606	2,471
	33,604	31,913

Less accumulated depreciation	14,804	13,387

	18,800	18,526

Schedule of Intangible Assets, Net
	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Patent registration costs	1,837	1,711

Accumulated amortization and impairment	1,263	1,220

Total intangible assets, net	574	491

Schedule of Other Current Liabilities

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Advances from customers and deferred revenues	9,602	2,004
Accrued employee compensation and related benefits	7,673	7,713
Commissions	6,240	5,963
Accrued warranty costs	1,761	1,723
Accrued expenses	1,515	1,343
Operating lease obligations	772	826
Government institutions	607	700

	28,170	20,272